Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	$ 42.5	$ 10.4
Amortization expense related to intangible assets	191.2	189.9	$ 188.8
Assets impairment charge	$ 0.0	$ 0.0	$ 580.0